Common Stock and Stock Plans, Summary of Performance Awards (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2015 (in shares)	9,294,768
Granted (in shares)	3,530,859
Vested (in shares)	(5,399,517)
Nonvested at December 31, 2015 (in shares)	7,426,110	9,294,768
Weighted- average grant-date fair value
Nonvested at January 1, 2015 (in dollars per share)	$ 36.87
Granted (in dollars per share)	45.52	$ 36.87	$ 33.56
Vested (in dollars per share)	37.75
Nonvested at December 31, 2015 (in dollars per share)	$ 40.34	$ 36.87